UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

PAS Core Income Fund of Funds®

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS Core Income Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
PAS Core Income Fund of Funds	20.54%	7.50%

A From September 27, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Core Income Fund of Funds on September 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Taxable bonds posted strong returns for the year ending February 28, 2010, as evidenced by the 9.32% gain of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. However, various segments of the market generated significantly divergent results. Asset-backed securities (ABS) and corporate bonds led the way, scoring some of their best one-year returns in a generation, as investors increasingly flocked to these bonds' historically high yields and depressed prices amid an improving economy and stabilizing credit markets. The Barclays Capital U.S. Fixed-Rate ABS Index climbed 20.82%, just ahead of the Barclays Capital U.S. Credit Bond Index's advance of 20.38%. In contrast, U.S. Treasuries eked out only a modest gain in response to slack investor demand, the specter of higher interest rates and heavy supply as the U.S. government issued historic amounts of new debt. Government-backed agency securities fared a bit better, constrained by investors' diminished appetite for bonds with lower perceived credit risk, but helped by the Federal Reserve Board's purchases of agency debt. The Barclays Capital U.S. Agency Bond Index gained 4.12%. Mortgage-backed securities (MBS), bolstered largely by the government purchase programs and less pessimism about the housing market, rose 6.67%, as measured by the Barclays Capital U.S. MBS Index.

Comments from Gregory Pappas, Portfolio Manager of PAS Core Income Fund of Funds®: The Fund advanced 20.54% during the past year, significantly outperforming the Barclays Capital U.S. Aggregate Bond Index. Signs of improvement in the credit markets early in the period sparked a massive rotation to riskier market sectors by a majority of active fund managers. Seeking to capitalize on this risk-driven environment, I invested outside of the benchmark in more-volatile high-yield and emerging-markets bond funds, which paid off nicely. During the first half of the period, to benefit from the Fed's purchases of government-agency MBS, I increased the Fund's MBS exposure via holdings such as PIMCO Mortgage-Backed Securities Fund and TCW Total Return Bond Fund. Top contributors included Fidelity Total Bond Fund, driven primarily by its weighting in high-yield and investment-grade corporate bonds; PIMCO Total Return Fund, due to its government-mortgage stake; and Western Asset Core Plus Bond Portfolio, which benefited from its emphasis on corporate bonds and commercial and residential mortgage debt. To help manage the Fund's risk, by period end I had reduced the fund's MBS exposure and trimmed its high-yield and emerging-markets bond fund investments. Some funds mentioned in this report were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.00%	$ 1,000.00	$ 1,063.70	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
PIMCO Total Return Fund Administrative Class	28.9	29.5
Fidelity Total Bond Fund	18.8	19.5
Fidelity Investment Grade Bond Fund	12.1	12.0
Fidelity Intermediate Bond Fund	8.1	6.7
Metropolitan West Total Return Bond Fund Class M	7.7	10.7
Western Asset Core Plus Bond Portfolio	7.1	6.8
T. Rowe Price New Income Fund Advisor Class	6.2	0.3
Fidelity U.S. Bond Index Fund	4.2	0.0
Prudential Short-Term Corporate Bond Fund, Inc. Class A	2.0	0.0
Loomis Sayles Bond Fund Retail Class	1.6	3.0
	96.7
Asset Allocation (% of fund's investments)
As of February 28, 2010	As of August 31, 2009
Intermediate-Term Bond Funds 96.2%	Intermediate-Term Bond Funds 96.5%
Short-Term Funds 2.0%	Short-Term Funds 0.0%
High Yield Fixed-Income Funds 1.3%	High Yield Fixed-Income Funds 2.5%
Sector Funds 0.5%	Sector Funds 1.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments February 28, 2010

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 98.0%
	Shares	Value
High Yield Fixed-Income Funds - 1.3%
Fidelity Focused High Income Fund (a)	2,048,234	$ 18,741,343
Fidelity New Markets Income Fund (a)	1,058,455	15,961,503
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,702,846
Intermediate-Term Bond Funds - 96.2%
Fidelity Intermediate Bond Fund (a)	20,692,017	213,541,617
Fidelity Investment Grade Bond Fund (a)	44,642,824	319,196,192
Fidelity Total Bond Fund (a)	46,986,064	498,522,143
Fidelity U.S. Bond Index Fund (a)	9,897,590	110,754,029
Loomis Sayles Bond Fund Retail Class	3,205,619	43,115,581
Metropolitan West Total Return Bond Fund Class M	20,127,516	204,093,015
PIMCO Total Return Fund Administrative Class	69,678,325	765,764,796
T. Rowe Price New Income Fund Advisor Class	17,602,373	164,934,235
Westcore Plus Bond Fund	3,736,762	39,497,575
Western Asset Core Plus Bond Portfolio	18,122,521	187,749,313
TOTAL INTERMEDIATE-TERM BOND FUNDS		2,547,168,496
Sector Funds - 0.5%
Fidelity Real Estate Income Fund (a)	1,492,409	14,058,490
TOTAL FIXED-INCOME FUNDS (Cost $2,511,073,511)		2,595,929,832
Short-Term Funds - 2.0%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $51,232,288)	4,462,937	51,279,147
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,562,305,799)		$ 2,647,208,979
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Focused High Income Fund	$ 1,066,350
Fidelity Intermediate Bond Fund	3,468,126
Fidelity Investment Grade Bond Fund	7,219,208
Fidelity Mortgage Securities Fund	78,990
Fidelity Municipal Income Fund	189,794
Fidelity New Markets Income Fund	738,430
Fidelity Real Estate Income Fund	610,516
Fidelity Total Bond Fund	12,978,550
Fidelity U.S. Bond Index Fund	820,954
Total	$ 27,170,918
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ 2,526,043	$ 15,097,217	$ 1,208,223	$ 18,741,343
Fidelity Intermediate Bond Fund	-	208,038,907	-	213,541,617
Fidelity Investment Grade Bond Fund	84,517,679	216,046,296	144,414	319,196,192
Fidelity Mortgage Securities Fund	10,227,808	78,552	10,372,387	-
Fidelity Municipal Income Fund	6,605,826	3,783,519	10,653,177	-
Fidelity New Markets Income Fund	-	15,856,075	1,208,223	15,961,503
Fidelity Real Estate Income Fund	998,816	11,054,515	1,208,223	14,058,490
Fidelity Total Bond Fund	165,243,912	299,973,075	264,758	498,522,143
Fidelity U.S. Bond Index Fund	-	110,439,390	-	110,754,029
Total	$ 270,120,084	$ 880,367,546	$ 25,059,405	$ 1,190,775,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $5,269,698 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $1,408,631,118)	$ 1,456,433,662
Affiliated Underlying Funds (cost $1,153,674,681)	1,190,775,317
Total Investments (cost $2,562,305,799)		$ 2,647,208,979
Receivable for fund shares sold		3,771,754
Total assets		2,650,980,733

Liabilities
Payable for investments purchased	$ 2,443,590
Payable for fund shares redeemed	1,329,866
Distributions payable	13,366
Total liabilities		3,786,822

Net Assets		$ 2,647,193,911
Net Assets consist of:
Paid in capital		$ 2,570,733,059
Undistributed net investment income		356,971
Accumulated undistributed net realized gain (loss) on investments		(8,799,299)
Net unrealized appreciation (depreciation) on investments		84,903,180
Net Assets, for 257,113,602 shares outstanding		$ 2,647,193,911
Net Asset Value, offering price and redemption price per share ($2,647,193,911 ÷ 257,113,602 shares)		$ 10.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2010

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 42,821,407
Affiliated		27,170,918
Interest		34
Total income		69,992,359

Expenses
Management fee	$ 3,565,467
Independent trustees' compensation	19,597
Total expenses before reductions	3,585,064
Expense reductions	(3,585,064)	-
Net investment income (loss)		69,992,359
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	4,266,238
Affiliated	156,927
Realized gain distributions from underlying funds:
Unaffiliated	5,724,668
Affiliated	1,632,060	11,779,893
Change in net unrealized appreciation (depreciation) on underlying funds		150,653,948
Net gain (loss)		162,433,841
Net in net assets resulting from operations		$ 232,426,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,992,359	$ 39,366,734
Net realized gain (loss)	11,779,893	(5,159,639)
Change in net unrealized appreciation (depreciation)	150,653,948	(71,051,595)
Net in net assets resulting from operations	232,426,200	(36,844,500)
Distributions to from net investment income	(70,122,296)	(38,581,532)
Distributions to from net realized gain	(5,754,796)	(9,365,342)
Total distributions	(75,877,092)	(47,946,874)
Share transactions Proceeds from sales of shares	1,971,896,368	526,310,343
Reinvestment of distributions	75,683,208	47,788,423
Cost of shares redeemed	(285,227,731)	(507,726,800)
Net increase (decrease) in net assets resulting from share transactions	1,762,351,845	66,371,966
Total increase (decrease) in net assets	1,918,900,953	(18,419,408)

Net Assets
Beginning of period	728,292,958	746,712,366
End of period (including undistributed net investment income of $356,971 and undistributed net investment income of $486,907, respectively)	$ 2,647,193,911	$ 728,292,958
Other Information Shares
Sold	198,017,148	55,678,520
Issued in reinvestment of distributions	7,604,701	5,103,062
Redeemed	(29,234,500)	(54,087,499)
Net increase (decrease)	176,387,349	6,694,083

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.488	.509	.207
Net realized and unrealized gain (loss)	1.326	(.950)	.132
Total from investment operations	1.814	(.441)	.339
Distributions from net investment income	(.504)	(.499)	(.222) H
Distributions from net realized gain	(.030)	(.130)	(.027) H
Total distributions	(.534)	(.629)	(.249)
Net asset value, end of period	$ 10.30	$ 9.02	$ 10.09
Total Return B, C	20.54%	(4.41)%	3.42%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.26%	.25% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	4.93%	5.35%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,647,194	$ 728,293	$ 746,712
Portfolio turnover rate E	10%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

PAS Core Income Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. Until December 3, 2009, the trust operated under Section 10(d) of the Investment Company Act of 1940. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,922,856
Gross unrealized depreciation	(1,126,755)
Net unrealized appreciation (depreciation)	$ 80,796,101

Tax Cost	$ 2,566,412,878

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 934,449
Capital loss carryforward	$ (5,269,698)
Net unrealized appreciation (depreciation)	$ 80,796,101

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 75,877,092	$ 47,946,874

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,911,062,122 and $147,251,401, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $3,585,064.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Proposed Reorganization.

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers Core Income Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption all of the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers Core Income Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Core Income Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Core Income Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Core Income Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2010

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation and Other Relevant Experience+
Roger T. Servison (64)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation and Other Relevant Experience+
Peter C. Aldrich (65)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (77)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (50)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (47)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Kenneth B. Robins (40)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Laura M. Doherty (40)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (45)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (51)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (36)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

A total of 2.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS Core Income Fund of Funds

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three years, the following table, which reflects information considered by the Board, shows, for the one-year period ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Annual Report

PAS Core Income Fund of Funds

Total Return % for the One-Year Period Ended March 31, 2009 vs. Barclays Capital Aggregate Bond Index and SAI General Intermediate Peer Group Median

Total Returns	1 YEAR
PAS Core Income Fund of Funds (FPCIX)	-2.27%
Barclays Capital Aggregate Bond Index	3.13%
Difference	-5.40%

SAI General Intermediate Peer Group Median*	-3.43%
Difference	1.16%

Morningstar Intermediate-Term Bond Median	-3.52%
Difference	1.25%

% of SAI Peers Beaten by FPCIX	57%
% of SAI Peers Beaten by Barclays Capital Aggregate Bond Index	88%

* For inclusion in SAI's General Intermediate Peer Group, constituents generally have a minimum $300M in assets and a minimum 3-year life-of-fund, and also are generally included in Morningstar's Intermediate Bond category, but this is not a requirement for inclusion in the peer group. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund out-performed 57% of its peers in the SAI General Intermediate Peer Group for the one-year period. The Board considered that the investment performance of the fund was lower than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse other fund expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) through March 31, 2012, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until September 30, 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PCI-ANN-0410
1.851417.102

PAS Income Opportunities Fund of Funds®

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS Income Opportunities Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
PAS Income Opportunities Fund of Funds	52.61%	4.64%

A From September 27, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Income Opportunities Fund of Funds on September 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch U.S. High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds and other credit-sensitive sectors of the fixed-income markets staged a remarkable recovery during the year ending February 28, 2010, coming back from the brink of disaster thanks to unprecedented rescue efforts by governments around the world. One of the most stunning aspects of this recovery was the complete about-face in investors' appetite for risk, moving from an all-out flight from risk in 2008 and early 2009 to a wholehearted embrace of it later in the period. This extraordinary change in investor sentiment was driven in large part by signs of growing positive momentum in U.S. and global economies. Early in the period, as the credit crisis stabilized and marketplace liquidity improved, high-yield issuers began refinancing outstanding debt, thereby repairing their balance sheets and reassuring investors that the extreme level of default priced into the market was not going to occur. As refinancing accelerated, aided by robust demand, lower-quality CCC-rated high-yield bonds rebounded faster than other market segments and led the sector's performance for the balance of the period. The BofA Merrill Lynch US High Yield Constrained IndexSM registered one of its best 12-month performances on record, returning 56.92%.

Comments from Gregory Pappas, Portfolio Manager of PAS Income Opportunities Fund of Funds®: The Fund returned 52.61% during the year, trailing its benchmark, the BofA Merrill Lynch index. At the beginning of the period, the managers of many underlying funds were emphasizing higher-quality high-yield bonds and were unable to shift gears quickly enough to keep pace as the lower-quality-driven rally unfolded. Also, even modest levels of cash in an underlying fund placed a considerable drag on relative returns. The Fund's primary detractors - T. Rowe Price High Yield Fund, MainStay High Yield Corporate Bond Fund, Fidelity® High Income Fund and Fidelity Advisor High Income Fund - each underperformed the benchmark by a significant margin, with Fidelity High Income Fund producing the best absolute return from that group. MainStay High Yield Corporate Bond Fund was a particular disappointment because, prior to this period, the fund had a history of outperforming in rising markets. However, its management was skeptical of the risk rally and, therefore, kept the fund defensively positioned. Top contributor Fidelity Capital & Income Fund - also the Fund's largest holding - beat the index by increasing its allocations to lower-rated bonds and individual equities. Fidelity Advisor High Income Advantage Fund outperformed by investing in a variety of out-of-index segments, including leveraged loans, equities and convertible securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.00%	$ 1,000.00	$ 1,139.30	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Fund Holdings as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Capital & Income Fund	30.4	29.5
T. Rowe Price High Yield Fund Advisor Class	22.9	23.3
Fidelity High Income Fund	13.0	12.4
MainStay High Yield Corporate Bond Fund Class A	10.6	11.6
BlackRock High Yield Bond Portfolio Investor A Class	6.2	5.3
Fidelity Advisor High Income Fund Institutional Class	5.4	5.6
Goldman Sachs High Yield Fund Class A	4.9	4.5
Fidelity Advisor High Income Advantage Fund Institutional Class	4.7	4.8
PIMCO High Yield Fund Administrative Class	1.9	2.1
	100.0
Asset Allocation (% of fund's investments)
As of February 28, 2010	As of August 31, 2009
High Yield Fixed-Income Funds 100.0%	High Yield Fixed-Income Funds 99.1%
Bank Loan Funds 0.0%	Bank Loan Funds 0.9%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments February 28, 2010

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	6,703,586	$ 47,729,536
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	4,181,737	36,255,661
Fidelity Advisor High Income Fund Institutional Class (a)	5,216,184	41,885,958
Fidelity Capital & Income Fund (a)	27,118,711	233,492,098
Fidelity High Income Fund (a)	11,793,910	99,776,479
Goldman Sachs High Yield Fund Class A	5,441,082	37,597,878
MainStay High Yield Corporate Bond Fund Class A	14,413,759	81,437,737
PIMCO High Yield Fund Administrative Class	1,660,650	14,729,963
T. Rowe Price High Yield Fund Advisor Class	27,476,212	175,847,757
TOTAL FIXED-INCOME FUNDS (Cost $735,310,901)		768,753,067
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $735,310,901)		$ 768,753,067
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 1,887,908
Fidelity Advisor High Income Fund Institutional Class	2,615,703
Fidelity Capital & Income Fund	13,806,503
Fidelity Floating Rate High Income Fund	126,582
Fidelity High Income Fund	5,900,333
Fidelity New Markets Income Fund	204,088
Total	$ 24,541,117
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 14,813,293	$ 10,710,126	$ 1,447,035	$ 36,255,661
Fidelity Advisor High Income Fund Institutional Class	10,382,470	28,186,152	3,956,969	41,885,958
Fidelity Capital & Income Fund	112,453,524	67,579,257	18,879,080	233,492,098
Fidelity Floating Rate High Income Fund	12,233,182	569,012	14,063,438	-
Fidelity High Income Fund	54,774,032	41,715,107	19,054,282	99,776,479
Fidelity New Markets Income Fund	-	8,953,019	10,271,437	-
Total	$ 204,656,501	$ 157,712,673	$ 67,672,241	$ 411,410,196
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $1,319,950 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $353,976,058)	$ 357,342,871
Affiliated Underlying Funds (cost $381,334,843)	411,410,196
Total investments (cost $735,310,901)		$ 768,753,067
Receivable for fund shares sold		1,126,285
Total assets		769,879,352

Liabilities
Payable for investments purchased	$ 602,274
Payable for fund shares redeemed	513,747
Distributions payable	10,592
Total liabilities		1,126,613

Net Assets		$ 768,752,739
Net Assets consist of:
Paid in capital		$ 739,386,854
Undistributed net investment income		173,677
Accumulated undistributed net realized gain (loss) on investments		(4,249,958)
Net unrealized appreciation (depreciation) on investments		33,442,166
Net Assets, for 83,607,524 shares outstanding		$ 768,752,739
Net Asset Value, offering price and redemption price per share ($768,752,739 ÷ 83,607,524 shares)		$ 9.19

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2010
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 25,790,679
Affiliated		24,541,117
Total income		50,331,796

Expenses
Management fee	$ 1,598,578
Independent trustees' compensation	9,582
Total expenses before reductions	1,608,160
Expense reductions	(1,608,160)	-
Net investment income (loss)		50,331,796

Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(2,870,128)
Affiliated	3,343,233
Realized gain distributions from affiliated underlying funds	1,218,755	1,691,860
Change in net unrealized appreciation (depreciation) on underlying funds		204,751,234
Net gain (loss)		206,443,094
Net in net assets resulting from operations		$ 256,774,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,331,796	$ 35,427,951
Net realized gain (loss)	1,691,860	(3,371,344)
Change in net unrealized appreciation (depreciation)	204,751,234	(143,337,315)
Net in net assets resulting from operations	256,774,890	(111,280,708)
Distributions from net investment income	(50,585,855)	(35,059,863)
Distributions from net realized gain	(804,246)	-
Total distributions	(51,390,101)	(35,059,863)
Share transactions Proceeds from sales of shares	376,793,550	376,385,143
Reinvestment of distributions	51,246,991	34,943,894
Cost of shares redeemed	(346,624,426)	(170,269,315)
Net increase (decrease) in net assets resulting from share transactions	81,416,115	241,059,722
Total increase (decrease) in net assets	286,800,904	94,719,151

Net Assets
Beginning of period	481,951,835	387,232,684
End of period (including undistributed net investment income of $173,677 and undistributed net investment income of $427,736, respectively)	$ 768,752,739	$ 481,951,835
Other Information Shares
Sold	47,658,068	50,046,388
Issued in reinvestment of distributions	6,163,613	4,573,724
Redeemed	(44,147,442)	(22,471,198)
Net increase (decrease)	9,674,239	32,148,914

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.648	.660	.302
Net realized and unrealized gain (loss)	2.684	(2.753)	(.728)
Total from investment operations	3.332	(2.093)	(.426)
Distributions from net investment income	(.652)	(.657)	(.304)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.662)	(.657)	(.304)
Net asset value, end of period	$ 9.19	$ 6.52	$ 9.27
Total Return B,C	52.61%	(23.54)%	(4.34)%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.26%	.25% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	7.88%	8.31%	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,753	$ 481,952	$ 387,233
Portfolio turnover rate E	32%	6%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

PAS Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. Until December 3, 2009, the trust operated under Section 10(d) of the Investment Company Act of 1940. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,180,819
Gross unrealized depreciation	(27,007,331)
Net unrealized appreciation (depreciation)	$ 30,173,488

Tax Cost	$ 738,579,579

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 588,186
Capital loss carryforward	$ (1,319,950)
Net unrealized appreciation (depreciation)	$ 30,173,488

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 51,390,101	$ 35,059,863

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $285,868,613 and $203,960,728, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,608,160.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Proposed Reorganization.

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers Income Opportunities Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption all of the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers Income Opportunities Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Income Opportunities Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Income Opportunities Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Income Opportunities Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 16, 2010

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation and Other Relevant Experience+
Roger T. Servison (64)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation and Other Relevant Experience+
Peter C. Aldrich (65)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (77)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (50)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (47)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Kenneth B. Robins (40)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Laura M. Doherty (40)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (45)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (51)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (36)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of PAS Income Opportunities Fund of Funds voted to pay on April 19, 2010, to shareholders of record at the opening of business on April 16, 2010, a distribution of $0.005 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS Income Opportunities Fund of Funds

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three years, the following table, which reflects information considered by the Board, shows, for the one-year period ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Annual Report

PAS Income Opportunities Fund of Funds

Total Return % for the One-Year Period Ended March 31, 2009 vs. The BofA Merrill Lynch U.S. High Yield Constrained Index and SAI High Yield Peer Group Median

Total Returns	1 YEAR
PAS Income Opportunities Fund of Funds (FPIOX)	-21.48%
The BofA Merrill Lynch U.S. High Yield Constrained Index	-19.65%
Difference	-1.83%

SAI High Yield Peer Group Median*	-19.33%
Difference	-2.15%

Morningstar High Yield Median	-19.32%
Difference	-2.16%

% of SAI Peers Beaten by FPIOX	39%
% of SAI Peers Beaten by The BofA Merrill Lynch U.S. High Yield Constrained Index	49%

* For inclusion in SAI's High Yield Peer Group, constituents generally have a minimum $300M in assets and a minimum 3-year life-of-fund, and also are generally included in Morningstar's High Yield Bond category, but this is not a requirement for inclusion in the peer group. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund under-performed 61% of its peers in the SAI High Yield Peer Group for the one-year period. The Board considered that the investment performance of the fund was lower than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse other fund expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) through March 31, 2012, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until September 30, 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PIO-ANN-0410
1.851413.102

PAS International Fidelity Fund of Funds®

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent semiannual report or annual report on Fidelity's website at http://www.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS International Fidelity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
PAS International Fidelity Fund of Funds	55.82%	-8.56%

A From March 8, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS International Fidelity Fund of Funds on March 8, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia, Far East) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending February 28, 2010, began with tremendous weakness, although the backdrop quickly improved, and the MSCI® EAFE® (Europe, Australasia, Far East) Index ended up producing a strong 54.74% return. In the months leading up to the period, global equity markets were in the midst of a severe credit crisis. At that time, investors were highly risk averse and opted for more-conservative securities. But following some of the worst months in decades for equities, conditions turned for the better very early in the 12-month period. In this favorable environment, nearly every equity market in the world generated strong double-digit performance. In Europe, the region's largest markets - the United Kingdom, France, Germany and Switzerland - gained between 54% and 60% in U.S. dollar terms. Sweden did even better, returning 94% in dollar terms during the period. In the Pacific region, Japan - the largest country weighting in the index - gained 34% in dollar terms, well below the index return but helped by the effects of a stronger yen. In contrast, one of the best overall performers was Australia, which returned more than 100% during the past year. That result was bolstered by currency movements, in this case a relatively strong Australian dollar.

Comments from Wilfred Chilangwa, Portfolio Manager of PAS International Fidelity Fund of Funds®: The Fund returned 55.82% during the year, outperforming the MSCI EAFE Index. Beneficial underlying fund investments held stocks of companies that gained from recovering global economies and stocks of deeply out-of-favor companies that were perceived to have weak business fundamentals. Top contributor Fidelity® International Capital Appreciation Fund fit both of those descriptions, while second-leading contributor Fidelity International Value Fund's strategy placed it more in the former, mainly due to its large stake in financials. Pure-play exposure to emerging-markets equities through Fidelity Emerging Markets Fund also aided relative results, as the fund outperformed the MSCI EAFE by a substantial margin. A modest, out-of-benchmark position in Fidelity International Real Estate Fund also provided a boost. On the down side, funds that suffered from weak stock selection in financials - particularly among banks - were the primary detractors. These included Fidelity International Discovery Fund, Fidelity Overseas Fund, Fidelity Advisor Overseas Fund and Fidelity Diversified International Fund. Holding a modest cash stake in a rallying market also dampened the results of several funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.00%	$ 1,000.00	$ 1,013.10	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Diversified International Fund	19.3	19.3
Fidelity International Discovery Fund	18.9	18.5
Spartan International Index Fund Investor Class	15.4	16.2
Fidelity Advisor Overseas Fund Institutional Class	13.7	14.1
Fidelity Overseas Fund	8.5	8.7
Fidelity International Capital Appreciation Fund	7.2	5.6
Fidelity International Value Fund	7.1	7.3
Fidelity Japan Fund	3.1	3.2
Fidelity Emerging Markets Fund	1.8	1.5
Fidelity Japan Smaller Companies Fund	1.4	1.4
	96.4
Asset Allocation (% of fund's investments)
As of February 28, 2010	As of August 31, 2009
Foreign Large Blend Funds 58.1%	Foreign Large Blend Funds 59.9%
Foreign Large Growth Funds 26.5%	Foreign Large Growth Funds 24.9%
Foreign Large Value Funds 7.1%	Foreign Large Value Funds 7.3%
Other 6.3%	Other 6.1%
Sector Funds 1.1%	Sector Funds 1.0%
Foreign Small Mid Growth Funds 0.9%	Foreign Small Mid Growth Funds 0.8%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments February 28, 2010

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 58.1%
Fidelity Advisor Diversified International Fund Institutional Class	291,219	$ 4,138,219
Fidelity Advisor Overseas Fund Institutional Class	6,647,126	103,894,578
Fidelity Canada Fund	173,417	8,334,438
Fidelity International Discovery Fund	5,005,622	143,010,613
Fidelity Overseas Fund	2,199,553	64,116,962
Spartan International Index Fund Investor Class	3,679,124	116,775,385
TOTAL FOREIGN LARGE BLEND FUNDS		440,270,195
Foreign Large Growth Funds - 26.5%
Fidelity Diversified International Fund	5,519,352	146,262,827
Fidelity International Capital Appreciation Fund	5,036,292	54,442,318
TOTAL FOREIGN LARGE GROWTH FUNDS		200,705,145
Foreign Large Value Funds - 7.1%
Fidelity International Value Fund	7,195,206	53,604,288
Foreign Small Mid Growth Funds - 0.9%
Fidelity International Small Cap Opportunities Fund	817,301	6,775,421
Sector Funds - 1.1%
Fidelity International Real Estate Fund	1,053,283	8,773,843
Other - 6.3%
Fidelity Emerging Markets Fund	631,189	13,450,637
Fidelity Japan Fund	2,289,404	23,764,016
Fidelity Japan Smaller Companies Fund	1,219,710	10,196,780
TOTAL OTHER		47,411,433
TOTAL EQUITY FUNDS (Cost $871,988,828)		757,540,325
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $871,988,828)		$ 757,540,325
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $47,865,834 of which $11,206,459 and $36,659,375 will expire on February 28, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

February 28, 2010
Assets
Investment in affiliated securities, at value (cost $871,988,828) - See accompanying schedule	$ 757,540,325
Receivable for investments sold	284,080
Receivable for fund shares sold	183,772
Total assets	758,008,177

Liabilities
Payable for fund shares redeemed	$ 467,846

Net Assets	$ 757,540,331
Net Assets consist of:
Paid in capital	$ 936,179,768
Accumulated undistributed net realized gain (loss) on investments	(64,190,934)
Net unrealized appreciation (depreciation) on investments	(114,448,503)
Net Assets, for 111,632,495 shares outstanding	$ 757,540,331
Net Asset Value, offering price and redemption price per share ($757,540,331 ÷ 111,632,495 shares)	$ 6.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2010
Investment Income
Dividends from underlying funds		$ 10,870,907

Expenses
Management fee	$ 1,469,893
Independent trustees' compensation	7,879
Total expenses before reductions	1,477,772
Expense reductions	(1,477,772)	-
Net investment income (loss)		10,870,907
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,650,780)
Realized gain distributions from underlying funds	2,107,140	(18,543,640)
Change in net unrealized appreciation (depreciation) on underlying funds		182,979,135
Net gain (loss)		164,435,495
Net increase (decrease) in net assets resulting from operations		$ 175,306,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,870,907	$ 6,894,860
Net realized gain (loss)	(18,543,640)	(43,251,176)
Change in net unrealized appreciation (depreciation)	182,979,135	(248,901,706)
Net increase (decrease) in net assets resulting from operations	175,306,402	(285,258,022)
Distributions to shareholders from net investment income	(11,421,404)	(6,176,471)
Distributions to shareholders from net realized gain	(2,209,765)	(23,455,626)
Total distributions	(13,631,169)	(29,632,097)
Share transactions Proceeds from sales of shares	450,545,031	297,004,584
Reinvestment of distributions	13,586,427	29,590,890
Cost of shares redeemed	(146,246,606)	(152,254,953)
Net increase (decrease) in net assets resulting from share transactions	317,884,852	174,340,521
Total increase (decrease) in net assets	479,560,085	(140,549,598)

Net Assets
Beginning of period	277,980,246	418,529,844
End of period (including undistributed net investment income of $0 and undistributed net investment income of $629,932, respectively)	$ 757,540,331	$ 277,980,246
Other Information Shares
Sold	70,438,406	38,888,675
Issued in reinvestment of distributions	1,941,650	3,635,866
Redeemed	(23,397,457)	(21,945,229)
Net increase (decrease)	48,982,599	20,579,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.44	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.12	.16
Net realized and unrealized gain (loss)	2.36	(5.03)	.14
Total from investment operations	2.48	(4.91)	.30
Distributions from net investment income	(.11)	(.10)	(.14)
Distributions from net realized gain	(.02)	(.50)	(.21)
Total distributions	(.13)	(.60)	(.35)
Net asset value, end of period	$ 6.79	$ 4.44	$ 9.95
Total Return B,C	55.82%	(52.13)%	2.67%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.63%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 757,540	$ 277,980	$ 418,530
Portfolio turnover rate E	13%	20%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

PAS International Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. Until December 3, 2009, the trust operated under Section 10(d) of the Investment Company Act of 1940. The Fund invests in affiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,167,854
Gross unrealized depreciation	(157,211,201)
Net unrealized appreciation (depreciation)	$ (130,043,347)

Tax Cost	$ 887,583,672

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (47,865,834)
Net unrealized appreciation (depreciation)	$ (130,043,347)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 13,631,169	$ 8,052,921
Long-term Capital Gains	-	21,579,176
Total	$ 13,631,169	$ 29,632,097

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $391,360,622 and $74,128,893, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,477,772.

Annual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 10% and 31% of the total outstanding shares of Fidelity International Capital Appreciation Fund and Fidelity International Value Fund, respectively.

7. Proposed Reorganization.

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers International II Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption all of the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers International II Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS International Fidelity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS International Fidelity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS International Fidelity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 16, 2010

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (64)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (65)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (77)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for Howard E. Cox, Jr. may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Howard E. Cox, Jr. (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present) Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (50)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (47)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Kenneth B. Robins (40)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Laura M. Doherty (40)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (45)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (51)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (36)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The fund designates 65% and 89% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS International Fidelity Fund of Funds

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three years, the following table, which reflects information considered by the Board, shows, for the one-year period ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PAS International Fidelity Fund of Funds

Total Return % for the One-Year Period Ended March 31, 2009 vs. MSCI EAFE and SAI Diversified International Peer Group Median

Total Returns	1 YEAR
PAS International Fidelity Fund of Funds (FUSIX)	-47.46%
MSCI EAFE	-46.42%
Difference	-1.04%

SAI Diversified International Peer Group Median*	-46.45%
Difference	-1.01%

% of SAI Peers Beaten by FUSIX	35%
% of SAI Peers Beaten by MSCI EAFE	51%

Morningstar® Foreign Large Blend Median	-46.73%
Morningstar Foreign Large Growth Median	-47.01%
Morningstar Foreign Large Value Median	-45.66%

* For inclusion in SAI's Diversified International Peer Group, constituents generally fall into one of several specific Morningstar Categories (Foreign Large Blend, Foreign Large Growth, and Foreign Large Value), and have a minimum $300M in assets and a minimum 3-year life-of-fund. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund under-performed 65% of its peers in the SAI Diversified International Peer Group for the one-year period. The Board considered that the investment performance of the fund was lower than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse other fund expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) through March 31, 2012, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until September 30, 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PAI-ANN-0410
1.843740.102

PAS International Fund of Funds®

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS International Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
PAS International Fund of Funds	55.24%	-1.06%

A From March 23, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS International Fund of Funds® on March 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia, Far East) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending February 28, 2010, began with tremendous weakness, although the backdrop quickly improved, and the MSCI® EAFE® (Europe, Australasia, Far East) Index ended up producing a strong 54.74% return. In the months leading up to the period, global equity markets were in the midst of a severe credit crisis. At that time, investors were highly risk averse and opted for more-conservative securities. But following some of the worst months in decades for equities, conditions turned for the better very early in the 12-month period. In this favorable environment, nearly every equity market in the world generated strong double-digit performance. In Europe, the region's largest markets - the United Kingdom, France, Germany and Switzerland - gained between 54% and 60% in U.S. dollar terms. Sweden did even better, returning 94% in dollar terms during the period. In the Pacific region, Japan - the largest country weighting in the index - gained 34% in dollar terms, well below the index return but helped by the effects of a stronger yen. In contrast, one of the best overall performers was Australia, which returned more than 100% during the past year. That result was bolstered by currency movements, in this case a relatively strong Australian dollar.

Comments from Wilfred Chilangwa, Portfolio Manager of PAS International Fund of Funds®: The Fund returned 55.24% during the year, modestly outpacing the MSCI EAFE. Beneficial underlying fund investments held stocks of companies that gained from recovering global economies and stocks of deeply out-of-favor companies that were perceived to have weak business fundamentals. Harbor International Fund and Causeway International Value Fund were in the former category, while top overall contributor Oakmark International Fund and Quant Foreign Value Fund were in the latter. Exposure to emerging-markets equities in our underlying funds also aided relative results. Capitalizing on the strong performance of mid-cap stocks, holdings that overweighted this segment, including Manning & Napier World Opportunities Fund, provided a boost. Conversely, Morgan Stanley Institutional International Equity Portfolio was the biggest relative detractor due to its emphasis on stocks of large-cap, fundamentally strong companies, which lagged the broader market during the period. My decision to invest in iShares MSCI Japan Index exchange-traded fund (ETF) for risk-management purposes also hurt, as the Japanese market substantially lagged the broad international index. Henderson International Opportunities Fund and Fidelity® International Discovery Fund underperformed as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.00%	$ 1,000.00	$ 1,030.10	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Harbor International Fund Retirement Class	7.9	7.4
Fidelity International Discovery Fund	6.8	7.0
Manning & Napier Fund, Inc. World Opportunities Series Class A	6.7	5.5
Fidelity Diversified International Fund	6.1	6.7
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	6.0	6.5
MFS Research International Fund A Shares	5.4	5.5
Causeway International Value Fund Investor Class	4.5	4.3
Oakmark International Fund Class I	3.7	3.6
GE Institutional International Equity Fund Service Class	3.6	3.9
Henderson International Opportunities Fund Class A	3.5	4.5
	54.2
Asset Allocation (% of fund's investments)
As of February 28, 2010	As of August 31, 2009
Foreign Large Blend Funds 49.2%	Foreign Large Blend Funds 42.9%
Foreign Large Value Funds 20.9%	Foreign Large Value Funds 30.0%
Foreign Large Growth Funds 13.2%	Foreign Large Growth Funds 12.5%
Foreign Small Mid Value Funds 7.1%	Foreign Small Mid Value Funds 7.3%
Other 7.4%	Other 5.8%
Sector Funds 2.2%	Sector Funds 1.5%
Foreign Small Mid Growth Funds 0.0%	Foreign Small Mid Growth Funds 0.0%
Short-Term Funds 0.0%	Short-Term Funds 0.0%
International Equity Funds 0.0%	International Equity Funds 0.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments February 28, 2010

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 49.2%
American EuroPacific Growth Fund Class F-1	3,208,524	$ 115,378,523
Artio International Equity Fund II Class A	8,143,903	89,338,615
Fidelity Canada Fund (a)	345,962	16,626,927
Fidelity International Discovery Fund (a)	10,383,950	296,669,460
GE Institutional International Equity Fund Service Class	15,031,293	155,573,877
Harbor International Fund Retirement Class	6,702,887	344,662,446
Henderson International Opportunities Fund Class A	8,124,593	154,123,533
iShares MSCI EAFE Index ETF	612,700	32,240,274
Manning & Napier Fund, Inc. World Opportunities Series Class A	37,032,476	289,223,635
Masters' Select International Fund Investor Class	5,578	69,675
MFS Research International Fund A Shares	17,634,493	232,422,614
Scout International Fund	4,838,052	136,916,860
SSgA International Stock Selection Fund Institutional Class	15,272,618	139,897,183
Thornburg International Value Fund Class A	5,464,487	129,890,847
TOTAL FOREIGN LARGE BLEND FUNDS		2,133,034,469
Foreign Large Growth Funds - 13.2%
AIM International Growth Fund Class A	3,475,726	82,791,784
Fidelity Diversified International Fund (a)	10,003,260	265,086,398
Fidelity International Capital Appreciation Fund (a)	4,979,532	53,828,736
T. Rowe Price International Stock Fund Advisor Class	2,746,433	33,176,907
William Blair International Growth Fund Class N	7,665,677	137,905,531
TOTAL FOREIGN LARGE GROWTH FUNDS		572,789,356
Foreign Large Value Funds - 20.9%
Causeway International Value Fund Investor Class	17,952,313	194,962,123
Goldman Sachs Structured International Equity Fund Class A	6,108,594	56,260,149
MFS International Value Fund A Shares	5,678,297	125,831,060
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	20,548,971	257,478,612
Oakmark International Fund Class I	9,870,292	160,787,061
Quant Foreign Value Fund Ordinary Shares	9,415,856	108,282,347
TOTAL FOREIGN LARGE VALUE FUNDS		903,601,352
Equity Funds - continued
	Shares	Value
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	$ 1,008
Neuberger Berman International Fund Trust Class	373	5,897
TOTAL FOREIGN SMALL MID GROWTH FUNDS		6,905
Foreign Small Mid Value Funds - 7.1%
Artisan International Value Fund Investor Class	6,716,281	152,190,938
Morgan Stanley International Small Cap Portfolio Class P	5,488,622	64,052,224
Third Avenue International Value Fund	6,164,338	92,403,425
TOTAL FOREIGN SMALL MID VALUE FUNDS		308,646,587
International Equity Funds - 0.0%
Henderson European Focus Fund Class A	38	856
Sector Funds - 2.2%
ING International Real Estate Fund Class A	9,957,644	77,072,168
SPDR DJ Wilshire International Real Estate ETF	572,900	19,421,310
TOTAL SECTOR FUNDS		96,493,478
Other - 7.4%
Acadian Emerging Market Portfolio Institutional Class	985,827	15,566,211
BlackRock Pacific Fund, Inc. Investor Class A	248,877	4,733,646
Fidelity Japan Fund (a)	10,300,844	106,922,763
Fidelity Japan Smaller Companies Fund (a)	4,201,895	35,127,841
GMO Emerging Countries Fund Class M	654,272	5,966,961
iShares MSCI Emerging Markets Index ETF	1,428,900	55,669,944
iShares MSCI Japan Index ETF	6,005,000	59,749,750
Matthews Pacific Tiger Fund Class I	14,986	276,340
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,185,826
SSgA Emerging Markets Fund	49	886
Wintergreen Fund	2,541,069	29,222,291
TOTAL OTHER		319,422,459
TOTAL EQUITY FUNDS (Cost $4,310,387,139)		4,333,995,462
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Select Money Market Portfolio (a) (Cost $3,733)	3,733	$ 3,733
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,310,390,872)		$ 4,333,999,195
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Canada Fund	$ 161,422
Fidelity Diversified International Fund	2,873,835
Fidelity International Capital Appreciation Fund	316,941
Fidelity International Discovery Fund	2,773,751
Fidelity Japan Fund	368,067
Fidelity Japan Smaller Companies Fund	97,973
Fidelity Select Money Market Portfolio	3,366
$ 6,595,355
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 3,130,205	$ 10,357,516	$ 196,709	$ 16,626,927
Fidelity Diversified International Fund	45,479,724	193,471,651	7,724,551	265,086,398
Fidelity International Capital Appreciation Fund	-	56,077,890	-	53,828,736
Fidelity International Discovery Fund	51,698,901	227,423,256	13,278,491	296,669,460
Fidelity Japan Fund	13,224,786	87,685,922	361,188	106,922,763
Fidelity Japan Smaller Companies Fund	5,254,544	26,526,761	-	35,127,841
Total	$ 118,788,160	$ 601,542,996	$ 21,560,939	$ 774,262,125
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $3,512,288,383)	$ 3,559,733,337
Affiliated Underlying Funds (cost $798,102,489)	774,265,858
Total investments (cost $4,310,390,872)		$ 4,333,999,195
Cash		12
Receivable for fund shares sold		5,638,772
Total assets		4,339,637,979

Liabilities
Payable for investments purchased	$ 3,284,169
Payable for fund shares redeemed	2,354,604
Total liabilities		5,638,773

Net Assets		$ 4,333,999,206
Net Assets consist of:
Paid in capital		$ 4,319,747,779
Accumulated undistributed net realized gain (loss) on investments		(9,356,896)
Net unrealized appreciation (depreciation) on investments		23,608,323
Net Assets, for 553,025,752 shares outstanding		$ 4,333,999,206
Net Asset Value, offering price and redemption price per share ($4,333,999,206 ÷ 553,025,752 shares)		$ 7.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2010

Investment Income
Dividends from underlying funds
Unaffiliated		$ 49,538,480
Affiliated		6,595,355
Interest		83
Total income		56,133,918

Expenses
Management fee	$ 6,132,038
Independent trustees' compensation	30,363
Total expenses before reductions	6,162,401
Expense reductions	(6,162,401)	-
Net investment income (loss)		56,133,918
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	3,837,698
Affiliated	3,691,593
Realized gain distributions from underlying funds:
Unaffiliated	1,560,803
Affiliated	1,778,940	10,869,034
Change in net unrealized appreciation (depreciation) on underlying funds		484,140,257
Net gain (loss)		495,009,291
Net increase (decrease) in net assets resulting from operations		$ 551,143,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,133,918	$ 15,027,960
Net realized gain (loss)	10,869,034	(1,828,547)
Change in net unrealized appreciation (depreciation)	484,140,257	(412,420,915)
Net increase (decrease) in net assets resulting from operations	551,143,209	(399,221,502)
Distributions to shareholders from net investment income	(54,472,579)	(14,926,444)
Distributions to shareholders from net realized gain	(19,693,202)	(29,091,490)
Total distributions	(74,165,781)	(44,017,934)
Share transactions Proceeds from sales of shares	3,558,655,557	802,362,483
Reinvestment of distributions	73,961,562	43,820,141
Cost of shares redeemed	(471,094,310)	(212,207,633)
Net increase (decrease) in net assets resulting from share transactions	3,161,522,809	633,974,991
Total increase (decrease) in net assets	3,638,500,237	190,735,555

Net Assets
Beginning of period	695,498,969	504,763,414
End of period (including undistributed net investment income of $0 and undistributed net investment income of $648,582, respectively)	$ 4,333,999,206	$ 695,498,969
Other Information Shares
Sold	475,174,448	112,075,589
Issued in reinvestment of distributions	9,168,263	5,171,330
Redeemed	(66,033,405)	(29,530,415)
Net increase (decrease)	418,309,306	87,716,504

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2010	2009	2008 H	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.16	$ 10.74	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.19	.22	.18
Net realized and unrealized gain (loss)	2.67	(5.14)	.08	1.57
Total from investment operations	2.85	(4.95)	.30	1.75
Distributions from net investment income	(.12)	(.14)	(.18)	(.13)
Distributions from net realized gain	(.06)	(.49)	(.72)	(.28)
Total distributions	(.17) I	(.63)	(.90)	(.41)
Net asset value, end of period	$ 7.84	$ 5.16	$ 10.74	$ 11.34
Total Return B, C	55.24%	(48.57)%	2.17%	17.53%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26%	.26% A
Expenses net of contractual waivers	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.32%	2.44%	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,333,999	$ 695,499	$ 504,763	$ 255,600
Portfolio turnover rate E	9%	18%	34%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 23, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

PAS International Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. Until December 3, 2009, the trust operated under Section 10(d) of the Investment Company Act of 1940. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 280,876,501
Gross unrealized depreciation	(264,178,938)
Net unrealized appreciation (depreciation)	$ 16,697,563

Tax Cost	$ 4,317,301,632

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ 16,697,563

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 72,608,535	$ 22,644,594
Long-term Capital Gains	1,557,246	21,373,340
Total	$ 74,165,781	$ 44,017,934

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,368,721,843 and $221,785,214, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $6,162,401.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 10% of the total outstanding shares of Fidelity International Capital Appreciation Fund.

7. Proposed Reorganization.

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers International Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption all of the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers International Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS International Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS International Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS International Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2010

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation and Other Relevant Experience+
Roger T. Servison (64)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation and Other Relevant Experience+
Peter C. Aldrich (65)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (77)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (50)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (47)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Kenneth B. Robins (40)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Laura M. Doherty (40)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (45)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (51)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (36)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The fund designates 18% and 65% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS International Fund of Funds

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. The following table, which reflects information considered by the Board, shows, for the one- and three-year periods ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Annual Report

PAS International Fund of Funds

Total Return % for the Periods Ended March 31, 2009 vs. MSCI EAFE and SAI Diversified International Peer Group Median

Total Returns	1 YEAR	3 YEARS
PAS International Fund of Funds (FILFX)	-44.57%	-13.31%
MSCI EAFE	-46.42%	-14.35%
Difference	1.85%	1.04%

SAI Diversified International Peer Group Median*	-46.45%	-14.27%
Difference	1.88%	0.96%

% of SAI Peers Beaten by FILFX	66%	66%
% of SAI Peers Beaten by MSCI EAFE	51%	47%

Morningstar Foreign Large Blend Median	-46.73%	-14.89%
Morningstar Foreign Large Growth Median	-47.01%	-14.29%
Morningstar Foreign Large Value Median	-45.66%	-14.18%

Periods greater than one year are annualized

* For inclusion in SAI's Diversified International Peer Group, constituents generally fall into one of several specific Morningstar Categories (Foreign Large Blend, Foreign Large Growth, and Foreign Large Value), and have a minimum $300M in assets and a minimum 3-year life-of-fund. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund out-performed 66% of its peers in the SAI Diversified International Peer Group for the one- and three-year periods. The Board also considered that the investment performance of the fund was higher than its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse other fund expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) through March 31, 2012, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until September 30, 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOI-ANN-0410
1.824709.103

PAS Small Cap Fund of Funds®

(to be renamed PAS Small-Mid Cap Fund of Funds effective May 1, 2010)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS Small Cap Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
PAS Small Cap Fund of Funds	66.12%	1.31%

A From June 23, 2005

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Small Cap Fund of Funds® on June 23, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market began one of its most dramatic turnarounds ever in March 2009, finishing the 12-month period ending February 28, 2010, with impressive gains as the economy inched its way toward recovery and the credit crisis eased. By the close of the period, the Great Recession that began in 2007 appeared nearer to an end, as many companies posted positive earnings in the wake of cost-cutting measures and unprecedented government intervention. Most major indexes declined in only two months - October, when unemployment hit 10.1%, and January, when European debt worries crimped returns. For the full year, the S&P 500® Index rose 53.62%, its largest 12-month gain in 27 years. The technology-laden Nasdaq Composite® Index rose 63.98% and the Dow Jones U.S. Total Stock Market IndexSM, which is the broadest gauge of U.S. stocks, climbed 56.16%. All 10 sectors of the market - as represented by the S&P 500® - reported double-digit gains in the period, led by financials, which rose 98%. The consumer discretionary and industrials sectors also finished strong, followed by materials and information technology. Groups that posted weaker results still gained, with the worst performer - telecommunication services - returning almost 13%.

Comments from Catherine Pena, Portfolio Manager of PAS Small Cap Fund of Funds®: The fund returned 66.12% for the period, solidly ahead of the Russell 2000® Index, which rose 63.95%. Outperformance stemmed from strong security selection within our underlying mutual fund holdings, led by those with emphasis on deep-value and micro-cap stocks. When the market neared its low, I began trimming holdings in more-conservative funds and shifted into investments with higher risk/reward potential, such as Royce Opportunity Fund. This fund was well-positioned for the market's surge and became our top contributor. Other standouts were William Blair Small Cap Growth Fund and HighMark Small Cap Value Fund, both of which fared exceptionally well amid the market rally. Detractors included quality-oriented funds such as Champlain Small Company Fund and Westport Select Cap Fund, as well as our biotechnology exchange-traded fund (ETF) holding, SPDR S&P Biotech.

Note to shareholders: Strategic Advisers is making several important changes to the fund effective on May 1, 2010. First, the fund's investment strategy will be broadened to better reflect an increased focus on mid-caps within the small-cap equity fund universe. At the same time, the fund's name will change to PAS Small-Mid Cap Fund of Funds and its primary benchmark will change to the Russell 2500 Index from the Russell 2000 Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.00%	$ 1,000.00	$ 1,109.50	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
iShares Russell 2000 Value Index ETF	7.2	8.5
iShares Russell 2000 Growth Index ETF	5.7	6.9
Champlain Small Company Fund Advisor Class	4.8	6.1
William Blair Small Cap Growth Fund Class N	4.0	4.7
T. Rowe Price Small-Cap Value Fund	3.9	3.9
RS Emerging Growth Fund Class A	3.6	2.5
Perritt MicroCap Opportunities Fund	3.5	3.5
Fidelity Small Cap Value Fund	3.5	2.9
MFS New Discovery Fund A Shares	3.3	3.0
RS Partners Fund Class A	3.2	2.5
	42.7
Asset Allocation (% of fund's investments)
As of February 28, 2010	As of August 31, 2009
Small Growth Funds 41.6%	Small Growth Funds 41.6%
Small Blend Funds 23.6%	Small Blend Funds 22.2%
Small Value Funds 19.9%	Small Value Funds 21.7%
Sector Funds 9.9%	Sector Funds 11.3%
Mid-Cap Blend Funds 5.0%	Mid-Cap Blend Funds 3.2%
Mid-Cap Growth Funds 0.0%	Mid-Cap Growth Funds 0.0%
Short-Term Funds 0.0%	Short-Term Funds 0.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments February 28, 2010

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Mid-Cap Blend Funds - 5.0%
FMI Common Stock Fund	1,439,291	$ 31,232,619
Kinetics Small Cap Opportunities Fund (a)	82	1,706
Royce Premier Fund (a)	1,652,849	26,743,089
Westport Select Cap Fund Class R	355,874	7,619,267
TOTAL MID-CAP BLEND FUNDS		65,596,681
Sector Funds - 9.9%
FBR Small Cap Financial Fund	1,901,609	35,046,647
Fidelity Advisor Real Estate Fund Institutional Class (b)	1,816,769	23,563,499
John Hancock Regional Bank Class A	1,708,357	25,164,095
RS Technology Fund Class A (a)	2,091,600	30,683,773
SPDR S&P Biotech ETF	288,300	16,234,173
TOTAL SECTOR FUNDS		130,692,187
Small Blend Funds - 23.6%
Aston/TAMRO Small Cap Fund Class N (a)	912,815	15,116,221
CRM Small Cap Value Fund Investor Class (a)	176	3,251
ING Small Company Fund Class A (a)	511,265	5,756,847
iShares Russell Microcap Index ETF	233,300	9,285,340
Keeley Small Cap Value Fund Class A	1,355,380	26,917,847
Natixis Vaughan Nelson Small Cap Value Fund Class A	868,359	19,572,808
Perritt Emerging Opportunities Fund (a)	1,492,088	13,682,449
Perritt MicroCap Opportunities Fund (a)	2,140,733	46,368,276
Royce Micro-Cap Fund Service Class	2,111,614	28,422,320
Royce Value Fund Service Class (a)	3,740,140	37,850,215
RS Partners Fund Class A (a)	1,549,498	41,758,974
T. Rowe Price Small-Cap Value Fund	1,741,138	51,572,510
Wells Fargo Small Cap Value Fund Class A	526,020	14,391,902
TOTAL SMALL BLEND FUNDS		310,698,960
Small Growth Funds - 41.6%
Alger Small Cap Growth Institutional Fund Class I (a)	1,465,239	32,792,060
Baron Growth Fund	259,316	10,735,684
Baron Small Cap Fund	1,481,622	28,328,619
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,093	19,610
Buffalo Small Cap Fund	800,593	18,301,565
Champlain Small Company Fund Advisor Class (a)	5,453,508	63,206,159
Franklin Small Cap Growth Fund II Class A (a)	364	3,173
ING SmallCap Opportunities Fund Class A (a)	498,455	14,569,838
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
iShares Russell 2000 Growth Index ETF	1,113,900	$ 75,700,644
JPMorgan Small Capital Equity Fund Class A	39	1,100
Lord Abbett Small Cap Blend Fund (a)	2,343,779	31,641,012
Managers AMG Essex Small/Micro Cap Growth Fund Class A (a)	406,946	5,912,924
MFS New Discovery Fund A Shares (a)	2,321,670	43,508,087
Munder Micro-Cap Equity Fund Class A	89	2,008
Oberweis Emerging Growth Fund (a)	1,382,034	21,946,706
Perimeter Small Cap Growth Fund Investor Shares (a)	2,501,827	23,091,859
Royce Value Plus Fund Service Class (a)	1,366,235	15,301,827
RS Emerging Growth Fund Class A (a)	1,471,478	47,425,731
The Brown Capital Management Small Co. Fund Institutional Shares (a)	429,434	14,914,230
Turner Small Cap Growth Fund Class I (a)	1,487,274	38,788,106
Wasatch Small Cap Growth Fund (a)	98,008	2,949,048
William Blair Small Cap Growth Fund Class N (a)	2,649,453	52,379,690
Winslow Green Growth Fund Investor Class (a)	594,849	7,257,156
TOTAL SMALL GROWTH FUNDS		548,776,836
Small Value Funds - 19.9%
American Century Small Cap Value Fund	718	5,360
Aston/River Road Small Cap Value Class N	1,014,412	11,087,527
Diamond Hill Small Cap Fund Class A (a)	250	5,354
Fidelity Small Cap Value Fund (b)	3,544,956	45,552,687
Goldman Sachs Small Cap Value Fund Class A	1,079,362	34,561,169
HighMark Small Cap Value Fund Class A	1,914,625	20,467,341
iShares Russell 2000 Value Index ETF	1,612,700	95,133,173
Northern Small Cap Value Fund	1,806,448	22,418,019
Perkins Small Cap Value Fund Class J	255	5,432
Royce Opportunity Fund Service Class (a)	3,640,356	33,236,446
TOTAL SMALL VALUE FUNDS		262,472,508
TOTAL EQUITY FUNDS (Cost $1,200,332,087)		1,318,237,172
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $3,405)	3,405	$ 3,405
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,200,335,492)		$ 1,318,240,577
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 215,097
Fidelity Institutional Money Market Portfolio Class I	3,639
Fidelity Small Cap Value Fund	110,516
$ 329,252
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 1,201,956	$ 16,524,469	$ -	$ 23,563,499
Fidelity Small Cap Value Fund	-	41,915,167	4,652,381	45,552,687
Total	$ 1,201,956	$ 58,439,636	$ 4,652,381	$ 69,116,186
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $36,840,363 of which $24,453,515 and $12,386,848 will expire on February 28, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $1,142,192,612)	$ 1,249,120,986
Affiliated Underlying Funds (cost $58,142,880)	69,119,591
Total investments (cost $1,200,335,492)		$ 1,318,240,577
Receivable for fund shares sold		1,856,229
Total assets		1,320,096,806

Liabilities
Payable for investments purchased	$ 1,196,555
Payable for fund shares redeemed	659,686
Total liabilities		1,856,241

Net Assets		$ 1,318,240,565
Net Assets consist of:
Paid in capital		$ 1,244,806,594
Accumulated undistributed net realized gain (loss) on investments		(44,471,114)
Net unrealized appreciation (depreciation) on investments		117,905,085
Net Assets, for 143,042,239 shares outstanding		$ 1,318,240,565
Net Asset Value, offering price and redemption price per share ($1,318,240,565 ÷ 143,042,239 shares)		$ 9.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2010

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 3,713,552
Affiliated		329,252
Interest		94
Total income		4,042,898

Expenses
Management fee	$ 2,392,077
Independent trustees' compensation	13,770
Total expenses before reductions	2,405,847
Expense reductions	(2,405,847)	-
Net investment income (loss)		4,042,898
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	777,119
Affiliated	1,134,647
Realized gain distributions from unaffiliated underlying funds	213,868	2,125,634
Change in net unrealized appreciation (depreciation) on underlying funds		406,959,615
Net gain (loss)		409,085,249
Net increase (decrease) in net assets resulting from operations		$ 413,128,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,042,898	$ 2,260,611
Net realized gain (loss)	2,125,634	(45,118,025)
Change in net unrealized appreciation (depreciation)	406,959,615	(236,256,628)
Net increase (decrease) in net assets resulting from operations	413,128,147	(279,114,042)
Distributions to shareholders from net investment income	(4,152,770)	(2,553,943)
Distributions to shareholders from net realized gain	-	(14,703,263)
Total distributions	(4,152,770)	(17,257,206)
Share transactions Proceeds from sales of shares	603,813,233	640,823,137
Reinvestment of distributions	4,143,999	17,226,130
Cost of shares redeemed	(258,577,917)	(161,676,541)
Net increase (decrease) in net assets resulting from share transactions	349,379,315	496,372,726
Total increase (decrease) in net assets	758,354,692	200,001,478

Net Assets
Beginning of period	559,885,873	359,884,395
End of period	$ 1,318,240,565	$ 559,885,873
Other Information Shares
Sold	75,812,984	84,158,648
Issued in reinvestment of distributions	448,000	1,966,117
Redeemed	(33,679,876)	(21,675,295)
Net increase (decrease)	42,581,108	64,449,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 9.99	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.04	.03	.02	- I
Net realized and unrealized gain (loss)	3.65	(4.05)	(1.17)	.75	1.46
Total from investment operations	3.68	(4.01)	(1.14)	.77	1.46
Distributions from net investment income	(.03)	(.04)	(.03)	(.01)	-
Distributions from net realized gain	-	(.38)	(.61)	(.30)	(.15)
Total distributions	(.03)	(.41) J	(.64)	(.31)	(.15)
Net asset value, end of period	$ 9.22	$ 5.57	$ 9.99	$ 11.77	$ 11.31
Total Return B, C	66.12%	(41.74)%	(10.38)%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26%	.26%	.37% A
Expenses net of contractual waivers	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.42%	.50%	.30%	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,318,241	$ 559,886	$ 359,884	$ 303,861	$ 230,571
Portfolio turnover rate E	39%	55%	20%	27%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period June 23, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

PAS Small Cap Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. In December 2009, the Board of Trustees approved a change in the name of PAS Small Cap Fund of Funds to PAS Small-Mid Cap Fund of Funds effective May 1, 2010. Until December 3, 2009, the trust operated under Section 10(d) of the Investment Company Act of 1940. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 172,637,534
Gross unrealized depreciation	(56,891,801)
Net unrealized appreciation (depreciation)	$ 115,745,733

Tax Cost	$ 1,202,494,844

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (36,840,363)
Net unrealized appreciation (depreciation)	$ 115,745,733

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 4,152,770	$ 7,955,728
Long-term Capital Gains	-	9,301,478
Total	$ 4,152,770	$ 17,257,206

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $714,327,523 and $364,842,068, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $2,405,847.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Proposed Reorganization.

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers Small-Mid Cap Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption all of the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers Small-Mid Cap Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Small Cap Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Small Cap Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Small Cap Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2010

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation and Other Relevant Experience+
Roger T. Servison (64)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation and Other Relevant Experience+
Peter C. Aldrich (65)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (77)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (50)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (47)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Kenneth B. Robins (40)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Laura M. Doherty (40)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (45)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (51)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (36)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The fund designates 77% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS Small Cap Fund of Funds

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. The following table, which reflects information considered by the Board, shows, for the one- and three-year periods ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PAS Small Cap Fund of Funds

Total Return % for the Periods Ended March 31, 2009 vs. Russell 2000 Index and SAI Small Cap Core Peer Group Median

Total Returns	1 YEAR	3 YEARS
PAS Small Cap Fund of Funds (FSCFX)	-35.91%	-16.54%
Russell 2000 Index	-37.50%	-16.80%
Difference	1.59%	0.26%

SAI Small Cap Core Peer Group Median	-38.23%	-17.55%
Difference	2.32%	1.01%

% of SAI Small Cap Core Peers Beaten by FSCFX	72%	60%
% of SAI Small Cap Core Peers Beaten by Russell 2000	60%	57%

Morningstar Small Cap Blend Median	-38.54%	-17.57%
Morningstar Small Cap Growth Median	-37.31%	-16.98%
Morningstar Small Cap Value Median	-38.72%	-17.40%
Periods greater than 1 year are annualized

* The SAI Small Cap Core Peer Group is composed of funds that generally fall into Morningstar's Small Blend category, although the funds may be classified by Morningstar as Small Value or Small Growth. Constituents in this peer group generally have a median market capitalization range of up to $2.5B, a minimum of $100M in assets and a minimum 3-year life-of-fund. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund out-performed 72% and 60% of its peers in the SAI Small Cap Core Peer Group for the one- and three-year periods, respectively. The Board also considered that the investment performance of the fund was higher than its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse other fund expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) through March 31, 2012, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until September 30, 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOF-ANN-0410
1.816936.104

PAS U.S. Opportunity Fidelity Fund of Funds®

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent semiannual report or annual report on Fidelity's website at http://www.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
PAS U.S. Opportunity Fidelity Fund of Funds	58.31%	-4.37%

A From March 8, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS U.S. Opportunity Fidelity Fund of Funds on March 8, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market began one of its most dramatic turnarounds ever in March 2009, finishing the 12-month period ending February 28, 2010, with impressive gains as the economy inched its way toward recovery and the credit crisis eased. By the close of the period, the Great Recession that began in 2007 appeared nearer to an end, as many companies posted positive earnings in the wake of cost-cutting measures and unprecedented government intervention. Most major indexes declined in only two months - October, when unemployment hit 10.1%, and January, when European debt worries crimped returns. For the full year, the S&P 500® Index rose 53.62%, its largest 12-month gain in 27 years. The technology-laden Nasdaq Composite® Index rose 63.98% and the Dow Jones U.S. Total Stock Market IndexSM, which is the broadest gauge of U.S. stocks, climbed 56.16%. All 10 sectors of the market - as represented by the S&P 500® - reported double-digit gains in the period, led by financials, which rose 98%. The consumer discretionary and industrials sectors also finished strong, followed by materials and information technology. Groups that posted weaker results still gained, with the worst performer - telecommunication services - returning almost 13%.

Comments from Robert Vick, who became Portfolio Manager of PAS U.S. Opportunity Fidelity Fund of Funds® on January 1, 2010: The Fund advanced 58.31% during the year, topping its benchmark, the Dow Jones U.S. Total Stock Market Index. The Fund was defensively positioned at the beginning of the period, but quickly shifted to a more aggressive posture to capitalize on the accelerating market rally. Approximately 90% of the Fund, on average, was allocated to sector/industry equity funds, and these funds dominated the best- and worst-performing holdings for the period. Select Technology Portfolio was the top contributor to relative results, while Select Banking Portfolio, Select Industrials Portfolio, Select Chemicals Portfolio and Select Insurance Portfolio also meaningfully aided performance. Sector/industry funds that dampened results were for the most part defensively oriented portfolios that significantly underperformed the benchmark amid the market's resurgence. Among them were Fidelity® Telecom and Utilities Fund, Select Consumer Staples Portfolio, Select Biotechnology Portfolio, Select Medical Equipment & Systems Portfolio, Select Gold Portfolio and Select Pharmaceuticals Portfolio. Among diversified funds, Fidelity Dividend Growth Fund was a key contributor versus the index, thanks to its sizable exposure to mid-cap stocks, which outpaced both large- and small-caps during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.00%	$ 1,000.00	$ 1,112.60	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Consumer Staples Portfolio	10.2	10.1
Fidelity Select Technology Portfolio	6.3	8.6
Fidelity Select Software & Computer Services Portfolio	5.5	3.2
Fidelity Select Energy Portfolio	5.0	7.9
Fidelity Select Financial Services Portfolio	4.8	6.8
Fidelity Select Medical Delivery Portfolio	4.8	1.2
Fidelity Select Industrials Portfolio	4.2	4.7
Fidelity Select Insurance Portfolio	3.6	2.4
Fidelity Select Pharmaceuticals Portfolio	3.6	3.3
Fidelity Select Banking Portfolio	3.5	3.5
	51.5
Asset Allocation (% of fund's investments)
As of February 28, 2010	As of August 31, 2009
Sector Funds 93.4%	Sector Funds 91.5%
Large Value Funds 3.2%	Large Value Funds 1.7%
Large Blend Funds 2.1%	Large Blend Funds 6.2%
Mid-Cap Blend Funds 0.8%	Mid-Cap Blend Funds 0.0%
Large Growth Funds 0.5%	Large Growth Funds 0.5%
Small Growth Funds 0.0%	Small Growth Funds 0.1%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments February 28, 2010

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 2.1%
Fidelity Dividend Growth Fund	453,503	$ 10,720,808
Large Growth Funds - 0.5%
Fidelity Large Cap Stock Fund	173,852	2,619,944
Large Value Funds - 3.2%
Fidelity Blue Chip Value Fund	780,645	7,798,648
Fidelity Equity-Income Fund	216,536	8,442,728
TOTAL LARGE VALUE FUNDS		16,241,376
Mid-Cap Blend Funds - 0.8%
Fidelity Leveraged Company Stock Fund	161,369	3,721,173
Sector Funds - 93.4%
Fidelity Real Estate Income Fund	280,225	2,639,723
Fidelity Select Air Transportation Portfolio (a)	73,894	2,608,444
Fidelity Select Automotive Portfolio	154,632	4,890,999
Fidelity Select Banking Portfolio	1,064,416	17,701,239
Fidelity Select Biotechnology Portfolio (a)	75,889	5,147,536
Fidelity Select Brokerage & Investment Management Portfolio	92,109	4,356,775
Fidelity Select Chemicals Portfolio	206,026	15,540,536
Fidelity Select Communications Equipment Portfolio	49,600	1,031,177
Fidelity Select Computers Portfolio (a)	252,862	11,022,243
Fidelity Select Construction & Housing Portfolio	367,277	10,977,902
Fidelity Select Consumer Discretionary Portfolio	349,845	6,776,495
Fidelity Select Consumer Staples Portfolio	840,234	51,539,964
Fidelity Select Defense & Aerospace Portfolio	282,585	17,534,409
Fidelity Select Electronics Portfolio	196,528	7,794,306
Fidelity Select Energy Portfolio	580,639	25,286,849
Fidelity Select Energy Service Portfolio	200,492	11,682,651
Fidelity Select Financial Services Portfolio	413,626	24,532,171
Fidelity Select Gold Portfolio	151,160	6,174,887
Fidelity Select Health Care Portfolio	102,222	11,159,527
Fidelity Select Industrial Equipment Portfolio	148,892	3,895,019
Fidelity Select Industrials Portfolio	1,151,160	21,169,824
Fidelity Select Insurance Portfolio	444,394	18,464,574
Fidelity Select IT Services Portfolio (a)	686,697	11,728,783
Fidelity Select Leisure Portfolio	148,964	10,425,991
Fidelity Select Materials Portfolio	32,119	1,689,791
Fidelity Select Medical Delivery Portfolio (a)	549,892	24,398,703
Fidelity Select Medical Equipment & Systems Portfolio (a)	531,995	13,422,222
Fidelity Select Multimedia Portfolio	60,944	2,095,851
Fidelity Select Natural Gas Portfolio (a)	104,154	3,264,172
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Natural Resources Portfolio	90,037	$ 2,490,419
Fidelity Select Pharmaceuticals Portfolio	1,651,166	18,047,249
Fidelity Select Retailing Portfolio	222,114	10,019,540
Fidelity Select Software & Computer Services Portfolio (a)	389,392	28,149,122
Fidelity Select Technology Portfolio (a)	439,675	31,762,122
Fidelity Select Telecommunications Portfolio	149,880	5,654,966
Fidelity Select Transportation Portfolio	134,791	5,657,175
Fidelity Select Utilities Portfolio	209,607	8,855,889
Fidelity Telecom and Utilities Fund	1,057,284	14,209,892
TOTAL SECTOR FUNDS		473,799,137
TOTAL EQUITY FUNDS (Cost $489,641,459)		507,102,438
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $489,641,459)		$ 507,102,438
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $92,423,783 of which $61,373,935 and $31,049,848 will expire on February 28, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

February 28, 2010

Assets
Investment in affiliated securities, at value (cost $489,641,459) - See accompanying schedule	$ 507,102,438
Receivable for investments sold	166,734
Receivable for fund shares sold	114,211
Total assets	507,383,383

Liabilities
Payable for fund shares redeemed	$ 280,945

Net Assets	$ 507,102,438
Net Assets consist of:
Paid in capital	$ 583,918,469
Accumulated undistributed net realized gain (loss) on investments	(94,277,010)
Net unrealized appreciation (depreciation) on investments	17,460,979
Net Assets, for 61,506,748 shares outstanding	$ 507,102,438
Net Asset Value, offering price and redemption price per share ($507,102,438 ÷ 61,506,748 shares)	$ 8.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2010

Investment Income
Dividends from underlying funds		$ 3,780,862

Expenses
Management fee	$ 1,011,935
Independent trustees' compensation	5,749
Total expenses before reductions	1,017,684
Expense reductions	(1,017,684)	-
Net investment income (loss)		3,780,862
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,012,117
Realized gain distributions from underlying funds	640,615	5,652,732
Change in net unrealized appreciation (depreciation) on underlying funds		150,984,615
Net gain (loss)		156,637,347
Net increase (decrease) in net assets resulting from operations		$ 160,418,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,780,862	$ 4,256,718
Net realized gain (loss)	5,652,732	(89,932,734)
Change in net unrealized appreciation (depreciation)	150,984,615	(90,999,266)
Net increase (decrease) in net assets resulting from operations	160,418,209	(176,675,282)
Distributions to shareholders from net investment income	(3,806,607)	(4,302,072)
Distributions to shareholders from net realized gain	(613,969)	(430,207)
Total distributions	(4,420,576)	(4,732,279)
Share transactions Proceeds from sales of shares	175,113,501	176,934,678
Reinvestment of distributions	4,403,346	4,724,671
Cost of shares redeemed	(100,186,289)	(116,102,070)
Net increase (decrease) in net assets resulting from share transactions	79,330,558	65,557,279
Total increase (decrease) in net assets	235,328,191	(115,850,282)

Net Assets
Beginning of period	271,774,247	387,624,529
End of period	$ 507,102,438	$ 271,774,247
Other Information Shares
Sold	23,749,948	25,808,703
Issued in reinvestment of distributions	529,249	791,402
Redeemed	(14,552,909)	(15,486,468)
Net increase (decrease)	9,726,288	11,113,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.25	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.10	.09
Net realized and unrealized gain (loss)	2.99	(4.27)	(.20)
Total from investment operations	3.06	(4.17)	(.11)
Distributions from net investment income	(.06)	(.10)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.28)
Return of capital	-	-	(.02)
Total distributions	(.07)	(.11)	(.36)
Net asset value, end of period	$ 8.24	$ 5.25	$ 9.53
Total Return B, C	58.31%	(43.90)%	(1.46)%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	.94%	1.24%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 507,102	$ 271,774	$ 387,625
Portfolio turnover rate E	48%	130%	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized expense ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

PAS U.S. Opportunity Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. Until December 3, 2009, the trust operated under Section 10(d) of the Investment Company Act of 1940. The Fund invests in affiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 43,879,112
Gross unrealized depreciation	(28,271,362)
Net unrealized appreciation (depreciation)	$ 15,607,750

Tax Cost	$ 491,494,688

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (92,423,783)
Net unrealized appreciation (depreciation)	$ 15,607,750

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 4,420,576	$ 4,732,279

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $273,979,830 and $194,648,371, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,017,684.

Annual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Select Construction & Housing Portfolio	11%
Fidelity Select Insurance Portfolio	12%
Fidelity Select IT Services Portfolio	12%

7. Proposed Reorganization.

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers U.S. Opportunity II Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption all of the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers U.S. Opportunity II Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS U.S. Opportunity Fidelity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS U.S. Opportunity Fidelity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS U.S. Opportunity Fidelity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2010

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (64)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (65)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (77)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for Howard E. Cox, Jr. may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Howard E. Cox, Jr. (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present) Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (50)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (47)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Kenneth B. Robins (40)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Laura M. Doherty (40)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (45)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (51)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (36)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The fund designates 86% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS U.S. Opportunity Fidelity Fund of Funds

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three years, the following table, which reflects information considered by the Board, shows, for the one-year period ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

PAS U.S. Opportunity Fidelity Fund of Funds

Total Return % for the One-Year Period Ended March 31, 2009 vs. DJ Wilshire 5000 Composite Index and Morningstar® Large Cap Blend Median

Total Returns	1 YEAR
PAS U.S. Opportunity Fidelity Fund of Funds (FUSPX)	-38.76%
Dow Jones Wilshire 5000 Composite*	-37.96%
Difference	-0.80%

Morningstar Large Cap Blend Median**	-38.10%
Difference	-0.66%

% of Morningstar Large Cap Blend Peers Beaten by FUSPX	37%
% of Morningstar Large Cap Blend Peers Beaten by DJ Wilshire 5000 Composite	53%

Morningstar Mid Cap Blend Median	-38.58%
Morningstar Small Cap Blend Median	-38.55%
* The Dow Jones 5000 Wilshire Composite IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Total Stock Market Index.

** Although the benchmark for the PAS U.S. Opportunity Fund is the Dow Jones U.S. Total Market IndexSM, the fund's investment strategies are similar to Large-Cap Blend funds. As such, Strategic has compared them to the peers within Morningstar's Large Cap Blend style category.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund under-performed 63% of its peers in the Morningstar® Large Cap Blend Median for the one-year period. The Board considered that the investment performance of the fund was lower than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse other fund expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) through September 30, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until September 30, 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PAO-ANN-0410
1.843741.102

PAS U.S. Opportunity Fund of Funds®

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS U.S. Opportunity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
PAS U.S. Opportunity Fund of Funds	58.71%	-3.87%

A From December 29, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS U.S. Opportunity Fund of Funds on December 29, 2006 when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market began one of its most dramatic turnarounds ever in March 2009, finishing the 12-month period ending February 28, 2010, with impressive gains as the economy inched its way toward recovery and the credit crisis eased. By the close of the period, the Great Recession that began in 2007 appeared nearer to an end, as many companies posted positive earnings in the wake of cost-cutting measures and unprecedented government intervention. Most major indexes declined in only two months - October, when unemployment hit 10.1%, and January, when European debt worries crimped returns. For the full year, the S&P 500®Index rose 53.62%, its largest 12-month gain in 27 years. The technology-laden Nasdaq Composite® Index rose 63.98% and the Dow Jones U.S. Total Stock Market IndexSM, which is the broadest gauge of U.S. stocks, climbed 56.16%. All 10 sectors of the market - as represented by the S&P 500® - reported double-digit gains in the period, led by financials, which rose 98%. The consumer discretionary and industrials sectors also finished strong, followed by materials and information technology. Groups that posted weaker results still gained, with the worst performer - telecommunication services - returning almost 13%.

Comments from Robert Vick, who became Portfolio Manager of PAS U.S. Opportunity Fund of Funds® on January 1, 2010: The Fund advanced 58.71% during the year, topping its benchmark, the Dow Jones U.S. Total Stock Market Index. The Fund was defensively positioned at the beginning of the period, but was quickly shifted to a more aggressive posture to capitalize on the accelerating market rally. On average, approximately 50% of the Fund was allocated to sector/industry equity funds, and these funds were among both the leading contributors and detractors during the period. Select Technology Portfolio was the top overall contributor to relative results, while Select Financial Services Portfolio, Select Banking Portfolio and Select Computers Portfolio also meaningfully aided performance. Sector/industry funds that dampened results included Select Biotechnology Portfolio and defensively oriented Select Consumer Staples Portfolio and Select Gold Portfolio, all of which significantly lagged the benchmark amid the market's resurgence. In the diversified fund space, JPMorgan U.S. Large Cap Core Plus Fund - the Fund's single-largest position, on average - was the second-biggest contributor overall. On the downside, American Century Equity Income Fund was the chief detractor, as its focus on fundamentally strong companies hurt its performance amid a lower-quality-driven rally.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.00%	$ 1,000.00	$ 1,110.50	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Consumer Staples Portfolio	9.1	5.7
Thornburg Value Fund Class A	3.7	0.4
Fidelity Select Technology Portfolio	3.7	4.9
Fidelity Select Financial Services Portfolio	3.3	4.1
Fidelity Select Pharmaceuticals Portfolio	3.2	2.1
Fidelity Select Industrials Portfolio	3.0	2.7
Fidelity Select Banking Portfolio	2.5	2.4
Fidelity Select Computers Portfolio	2.4	2.3
Fidelity Select Energy Portfolio	2.4	2.1
The Yacktman Fund	2.3	0.0
	35.6
Asset Allocation (% of fund's investments)
As of February 28, 2010	As of August 31, 2009
Sector Funds 58.2%	Sector Funds 53.7%
Large Value Funds 12.1%	Large Value Funds 10.5%
Large Blend Funds 10.6%	Large Blend Funds 14.2%
Large Growth Funds 8.2%	Large Growth Funds 9.5%
Mid-Cap Value Funds 5.5%	Mid-Cap Value Funds 6.3%
Mid-Cap Growth Funds 2.3%	Mid-Cap Growth Funds 2.9%
Small Value Funds 1.4%	Small Blend Funds 0.8%
Small Blend Funds 1.4%	Small Value Funds 1.7%
Mid-Cap Blend Funds 0.3%	Mid-Cap Blend Funds 0.4%
Small Growth Funds 0.0%	Small Growth Funds 0.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments February 28, 2010

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 10.6%
Fidelity Dividend Growth Fund (b)	514,856	$ 12,171,207
Jennison Equity Opportunity Fund Class A	287,753	3,438,647
JPMorgan U.S. Large Cap Core Plus Fund Select Class	853,366	15,369,114
Oakmark Select Fund Class I	763,072	18,214,537
RS Core Equity Fund Class A	5,678	211,453
The Hartford Capital Appreciation Fund Class A (a)	335,958	10,112,334
Thornburg Value Fund Class A	1,057,295	32,554,098
TOTAL LARGE BLEND FUNDS		92,071,390
Large Growth Funds - 8.2%
Alger Spectra Fund Class A (a)	568,808	5,898,543
Allianz RCM Large-Cap Growth Fund Admin Class	105,075	1,252,491
Fidelity Contrafund (b)	163,620	9,342,692
Fidelity Growth Company Fund (b)	123,876	8,412,421
Fidelity Large Cap Stock Fund (b)	1,198,917	18,067,673
Janus Fund	362,671	9,342,408
Janus Research Fund	114,066	2,763,811
Natixis CGM Advisor Targeted Equity Fund Class A	67,074	627,814
Prudential Jennison 20/20 Focus Fund Class A (a)	817,416	11,582,788
Putnam Growth Opportunities Fund Class A	149,495	2,079,477
Putnam Voyager Fund Class A	81,545	1,605,617
TOTAL LARGE GROWTH FUNDS		70,975,735
Large Value Funds - 12.1%
American Beacon Large Cap Value Fund Plan Ahead Class	578,136	9,539,247
American Century Equity Income Fund Investor Class	1,638,702	10,667,952
Artisan Opportunistic Value Fund Investor Shares	432,279	3,782,440
Aston Value Fund Class N	194,187	1,699,135
BlackRock Equity Dividend Fund Investor A Class	378,001	5,870,357
Columbia Value and Restructuring Fund Class Z	202,514	8,525,822
Diamond Hill Large Cap Fund Class A	556,486	7,651,684
Eaton Vance Large-Cap Value Fund Class A	137,152	2,286,329
Fidelity Equity-Income Fund (b)	93,239	3,635,371
Franklin Equity Income Fund - A Class	374,871	5,551,846
Franklin Mutural Shares Fund Class A	547,467	10,440,198
Harbor Large Cap Value Fund Administrative Class	396,159	2,757,264
JPMorgan U.S. Large Cap Value Fund Class A	237,732	2,781,465
The Hartford Value Opportunities Fund Class A	307,212	3,489,930
The Yacktman Fund	1,296,621	19,773,473
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
Wasatch-1st Source Income Equity Fund	83,020	$ 1,041,906
Yacktman Focused Fund	335,403	5,386,574
TOTAL LARGE VALUE FUNDS		104,880,993
Mid-Cap Blend Funds - 0.3%
AIM Trimark Endeavor Fund Class A	14,694	197,931
Fidelity Leveraged Company Stock Fund (b)	55,202	1,272,950
Keeley All Cap Value Fund Class A	147,781	1,381,750
TOTAL MID-CAP BLEND FUNDS		2,852,631
Mid-Cap Growth Funds - 2.3%
Baron iOpportunity Fund (a)	236,961	2,663,444
BlackRock US Opportunities Fund Investor A Class (a)	149,705	4,799,547
Janus Enterprise Fund (a)	52,709	2,484,717
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	371,319	10,129,595
TOTAL MID-CAP GROWTH FUNDS		20,077,303
Mid-Cap Value Funds - 5.5%
American Century Mid Cap Value Fund Investor Class	570,333	6,182,413
Janus Mid Cap Value Fund - Investor Shares	795,790	15,915,801
JPMorgan Value Advantage Fund Select Class	531,517	8,318,239
RidgeWorth Mid-Cap Value Equity I Shares	740,192	7,697,992
The Delafield Fund	407,504	9,731,199
TOTAL MID-CAP VALUE FUNDS		47,845,644
Sector Funds - 58.2%
Fidelity Select Air Transportation Portfolio (a)(b)	109,529	3,866,357
Fidelity Select Automotive Portfolio (b)	55,125	1,743,609
Fidelity Select Banking Portfolio (b)	1,285,381	21,375,887
Fidelity Select Biotechnology Portfolio (a)(b)	179,994	12,208,979
Fidelity Select Brokerage & Investment Management Portfolio (b)	258,493	12,226,704
Fidelity Select Chemicals Portfolio (b)	134,251	10,126,565
Fidelity Select Communications Equipment Portfolio (b)	200,587	4,170,193
Fidelity Select Computers Portfolio (a)(b)	487,450	21,247,952
Fidelity Select Construction & Housing Portfolio (b)	189,265	5,657,123
Fidelity Select Consumer Discretionary Portfolio (b)	636,907	12,336,886
Fidelity Select Consumer Staples Portfolio (b)	1,281,903	78,631,934
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Electronics Portfolio (b)	165,755	$ 6,573,859
Fidelity Select Energy Portfolio (b)	475,998	20,729,721
Fidelity Select Energy Service Portfolio (b)	183,185	10,674,168
Fidelity Select Financial Services Portfolio (b)	475,596	28,207,580
Fidelity Select Gold Portfolio (b)	253,516	10,356,133
Fidelity Select Health Care Portfolio (b)	112,595	12,292,020
Fidelity Select Industrial Equipment Portfolio (b)	501,157	13,110,256
Fidelity Select Industrials Portfolio (b)	1,406,816	25,871,350
Fidelity Select Insurance Portfolio (b)	290,634	12,075,835
Fidelity Select IT Services Portfolio (a)(b)	445,906	7,616,070
Fidelity Select Leisure Portfolio (b)	83,950	5,875,628
Fidelity Select Materials Portfolio (b)	15,120	795,444
Fidelity Select Medical Delivery Portfolio (a)(b)	354,748	15,740,179
Fidelity Select Medical Equipment & Systems Portfolio (a)(b)	488,101	12,314,778
Fidelity Select Multimedia Portfolio (b)	16,219	557,760
Fidelity Select Natural Resources Portfolio (b)	332,786	9,204,855
Fidelity Select Pharmaceuticals Portfolio (b)	2,512,849	27,465,440
Fidelity Select Retailing Portfolio (b)	358,392	16,167,064
Fidelity Select Software & Computer Services Portfolio (a)(b)	264,717	19,136,363
Fidelity Select Technology Portfolio (a)(b)	446,816	32,277,989
Fidelity Select Telecommunications Portfolio (b)	191,751	7,234,773
Fidelity Select Transportation Portfolio (b)	74,389	3,122,125
Fidelity Select Utilities Portfolio (b)	148,418	6,270,653
Fidelity Select Wireless Portfolio (b)	180,370	1,166,992
Fidelity Telecom and Utilities Fund (b)	61,112	821,343
MFS Utilities Fund A Shares	811,341	11,650,852
Prudential Financial Services Fund Class A	267,644	3,075,226
TOTAL SECTOR FUNDS		503,976,645
Small Blend Funds - 1.4%
AIM Trimark Small Companies Fund Class A	424,151	5,925,390
Natixis Vaughan Nelson Small Cap Value Fund Class A	203,730	4,592,075
Royce Value Fund Service Class (a)	136,764	1,384,056
TOTAL SMALL BLEND FUNDS		11,901,521
Small Value Funds - 1.4%
Fidelity Small Cap Value Fund (b)	158,682	2,039,069
Equity Funds - continued
	Shares	Value
Small Value Funds - continued
Hotchkis and Wiley Small Cap Value Fund Class A	10,198	$ 312,665
Northern Small Cap Value Fund	786,190	9,756,623
TOTAL SMALL VALUE FUNDS		12,108,357
TOTAL EQUITY FUNDS (Cost $773,878,410)		866,690,219
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $773,878,410)		$ 866,690,219
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity 130/30 Large Cap Fund	$ 29
Fidelity Contrafund	21,791
Fidelity Dividend Growth Fund	70,808
Fidelity Equity-Income Fund	23,931
Fidelity Equity-Income II Fund	387
Fidelity Fund	40
Fidelity Growth Company Fund	14,714
Fidelity Large Cap Stock Fund	88,781
Fidelity Leveraged Company Stock Fund	5,970
Fidelity Real Estate Investment Portfolio	15,089
Fidelity Select Banking Portfolio	180,769
Fidelity Select Brokerage & Investment Management Portfolio	50,478
Fidelity Select Chemicals Portfolio	125,962
Fidelity Select Construction & Housing Portfolio	44,625
Fidelity Select Consumer Discretionary Portfolio	34,089
Fidelity Select Consumer Staples Portfolio	691,552
Fidelity Select Electronics Portfolio	42,802
Fidelity Select Energy Portfolio	42,539
Fidelity Select Energy Services Portfolio	8,295
Fidelity Select Environmental Portfolio	147
Fidelity Select Financial Services Portfolio	278,254
Fidelity Select Health Care Portfolio	11,378
Fidelity Select Industrial Equipment Portfolio	94,001
Fidelity Select Industrials Portfolio	$ 122,444
Fidelity Select Insurance Portfolio	84,727
Fidelity Select Leisure Portfolio	32,199
Fidelity Select Materials Portfolio	5,108
Fidelity Select Multimedia Portfolio	1,646
Fidelity Select Natural Resources Portfolio	6,242
Fidelity Select Pharmaceuticals Portfolio	268,418
Fidelity Select Retailing Portfolio	35,359
Fidelity Select Telecommunications Portfolio	56,941
Fidelity Select Transportation Portfolio	25,894
Fidelity Select Utilities Portfolio	142,813
Fidelity Select Wireless Portfolio	10,277
Fidelity Small Cap Value Fund	5,253
Fidelity Telecom and Utilities Fund	19,766
$ 2,663,518
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity 130/30 Large Cap Fund	$ 2,928	$ 35	$ 3,640	$ -
Fidelity Contrafund	-	14,930,501	9,828,474	9,342,692
Fidelity Dividend Growth Fund	1,717,019	9,728,934	3,605,936	12,171,207
Fidelity Equity-Income Fund	-	3,418,431	44,761	3,635,371
Fidelity Equity-Income II Fund	14,292	386	22,938	-
Fidelity Fund	2,141	49	3,210	-
Fidelity Growth Company Fund	3,025,005	3,252,647	274,646	8,412,421
Fidelity Large Cap Stock Fund	-	15,496,032	2,649,928	18,067,673
Fidelity Leveraged Company Stock Fund	528,548	267,221	57,352	1,272,950
Fidelity Real Estate Investment Portfolio	2,096,399	15,089	2,120,147	-
Fidelity Select Air Transportation Portfolio	1,137,022	1,083,039	84,912	3,866,357
Fidelity Select Automotive Portfolio	-	1,374,625	93,372	1,743,609
Fidelity Select Banking Portfolio	3,713,041	11,641,053	700,343	21,375,887
Fidelity Select Biotechnology Portfolio	6,850,776	6,172,699	3,577,281	12,208,979
Fidelity Select Brokerage & Investment Management Portfolio	471,828	14,183,028	2,910,535	12,226,704
Fidelity Select Chemicals Portfolio	3,080,033	4,348,996	619,416	10,126,565
Fidelity Select Communications Equipment Portfolio	$ -	$ 4,174,200	$ -	$ 4,170,193
Fidelity Select Computers Portfolio	3,751,466	11,761,720	384,064	21,247,952
Fidelity Select Construction & Housing Portfolio	1,177,868	2,958,349	161,424	5,657,123
Fidelity Select Consumer Discretionary Portfolio	1,580,407	7,993,311	332,649	12,336,886
Fidelity Select Consumer Staples Portfolio	13,937,840	56,552,355	1,405,484	78,631,934
Fidelity Select Electronics Portfolio	-	6,133,946	358,089	6,573,859
Fidelity Select Energy Portfolio	1,978,984	24,034,193	9,979,972	20,729,721
Fidelity Select Energy Services Portfolio	3,986,833	5,274,398	3,553,084	10,674,168
Fidelity Select Environmental Portfolio	3,789,454	147	4,105,543	-
Fidelity Select Financial Services Portfolio	5,937,491	16,140,044	3,524,094	28,207,580
Fidelity Select Gold Portfolio	8,538,271	3,167,562	3,318,088	10,356,133
Fidelity Select Health Care Portfolio	1,059,641	11,207,361	2,592,298	12,292,020
Fidelity Select Industrial Equipment Portfolio	1,350	9,441,400	365,648	13,110,256
Fidelity Select Industrials Portfolio	-	20,620,530	415,549	25,871,350
Fidelity Select Insurance Portfolio	341,325	11,054,188	85,200	12,075,835
Fidelity Select IT Services Portfolio	1,142,957	4,864,660	294,117	7,616,070
Fidelity Select Leisure Portfolio	2,443,285	2,164,085	464,883	5,875,628
Fidelity Select Materials Portfolio	-	717,818	-	795,444
Fidelity Select Medical Delivery Portfolio	825,292	12,788,233	43,465	15,740,179
Fidelity Select Medical Equipment & Systems Portfolio	5,278,334	4,082,024	338,347	12,314,778
Fidelity Select Multimedia Portfolio	29,465	384,846	1,036	557,760
Fidelity Select Natural Resources Portfolio	9,141,953	3,192,238	7,732,648	9,204,855
Fidelity Select Pharmaceuticals Portfolio	7,041,529	16,084,060	331,709	27,465,440
Fidelity Select Retailing Portfolio	3,113,492	9,263,857	351,577	16,167,064
Fidelity Select Software & Computer Services Portfolio	4,363,959	10,882,440	1,241,310	19,136,363
Fidelity Select Technology Portfolio	6,082,082	27,907,009	17,171,543	32,277,989
Fidelity Select Telecommunications Portfolio	$ 660,509	$ 5,884,858	$ 245,945	$ 7,234,773
Fidelity Select Transportation Portfolio	537,954	1,557,828	88,722	3,122,125
Fidelity Select Utilities Portfolio	-	6,315,382	17,175	6,270,653
Fidelity Select Wireless Portfolio	-	1,165,924	89,522	1,166,992
Fidelity Small Cap Value Fund	78,847	1,954,609	358,089	2,039,069
Fidelity Telecom and Utilities Fund	-	757,208	-	821,343
Total	$ 109,459,620	$ 386,393,548	$ 85,948,165	$ 544,191,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $56,351,898 of which $24,545,440 and $31,806,458 will expire on February 28, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $314,546,966)	$ 322,498,269
Affiliated Underlying Funds (cost $459,331,444)	544,191,950
Total investments (cost $773,878,410)		$ 866,690,219
Cash		3
Receivable for fund shares sold		1,190,980
Total assets		867,881,202
Liabilities
Payable for investments purchased	$ 740,136
Payable for fund shares redeemed	426,503
Total liabilities		1,166,639
Net Assets		$ 866,714,563
Net Assets consist of:
Paid in capital		$ 835,439,200
Undistributed net investment income		23,693
Accumulated undistributed net realized gain (loss) on investments		(61,560,139)
Net unrealized appreciation (depreciation) on investments		92,811,809
Net Assets, for 102,949,095 shares outstanding		$ 866,714,563
Net Asset Value, offering price and redemption price per share ($866,714,563 ÷ 102,949,095 shares)		$ 8.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2010
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 2,880,374
Affiliated		2,663,518
		5,543,892
Expenses
Management fee	$ 1,540,629
Independent trustees' compensation	8,567
Total expenses before reductions	1,549,196
Expense reductions	(1,549,196)	-
Net investment income (loss)		5,543,892
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(18,074,937)
Affiliated	(117,588)
Realized gain distributions from underlying funds:
Unaffiliated	21,000
Affiliated	992,926	(17,178,599)
Change in net unrealized appreciation (depreciation) on underlying funds		242,656,810
Net gain (loss)		225,478,211
Net increase (decrease) in net assets resulting from operations		$ 231,022,103

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,543,892	$ 4,007,910
Net realized gain (loss)	(17,178,599)	(43,171,917)
Change in net unrealized appreciation (depreciation)	242,656,810	(134,785,940)
Net increase (decrease) in net assets resulting from operations	231,022,103	(173,949,947)
Distributions to shareholders from net investment income	(5,600,167)	(4,386,053)
Distributions to shareholders from net realized gain	(961,645)	(1,022,970)
Total distributions	(6,561,812)	(5,409,023)
Share transactions Proceeds from sales of shares	518,995,246	423,219,096
Reinvestment of distributions	6,532,884	5,375,099
Cost of shares redeemed	(156,232,121)	(131,833,931)
Net increase (decrease) in net assets resulting from share transactions	369,296,009	296,760,264
Total increase (decrease) in net assets	593,756,300	117,401,294

Net Assets
Beginning of period	272,958,263	155,556,969
End of period (including undistributed net investment income of $23,693 and undistributed net investment income of $108,058, respectively)	$ 866,714,563	$ 272,958,263
Other Information Shares
Sold	72,407,881	51,513,278
Issued in reinvestment of distributions	780,418	787,575
Redeemed	(21,260,138)	(17,591,988)
Net increase (decrease)	51,928,161	34,708,865

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2010	2009	2008 H	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.35	$ 9.54	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09	.08	- I
Net realized and unrealized gain (loss)	3.07	(4.16)	(.37)	.06
Total from investment operations	3.14	(4.07)	(.29)	.06
Distributions from net investment income	(.06)	(.10)	(.04)	-
Distributions from net realized gain	(.01)	(.03)	(.19)	-
Total distributions	(.07)	(.12) J	(.23)	-
Net asset value, end of period	$ 8.42	$ 5.35	$ 9.54	$ 10.06
Total Return B,C	58.71%	(42.95)%	(3.11)%	.60%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26%	.27% A
Expenses net of contractual waivers	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	.91%	1.18%	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 866,715	$ 272,958	$ 155,557	$ 64,427
Portfolio turnover rate E	45%	35%	82%	274% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period December 29, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

PAS U.S. Opportunity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. Until December 3, 2009, the trust operated under Section 10(d) of the Investment Company Act of 1940. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 111,456,970
Gross unrealized depreciation	(20,252,558)
Net unrealized appreciation (depreciation)	$ 91,204,412

Tax Cost	$ 775,485,807

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 23,693
Capital loss carryforward	$ (56,351,898)
Net unrealized appreciation (depreciation)	$ 91,204,412

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 6,561,812	$ 5,409,023

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $640,274,265 and $270,987,297, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest

Annual Report

5. Expense Reductions - continued

expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,549,196.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Select Consumer Discretionary Portfolio	16%
Fidelity Select Industrial Equipment Portfolio	11%
Fidelity Select Industrials Portfolio	10%
Fidelity Select Pharmaceuticals Portfolio	12%
Fidelity Select Retailing Portfolio	12%

7. Proposed Reorganization.

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers U.S. Opportunity Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption all of the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers U.S. Opportunity Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS U.S. Opportunity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS U.S. Opportunity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS U.S. Opportunity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 16, 2010

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation and Other Relevant Experience+
Roger T. Servison (64)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation and Other Relevant Experience+
Peter C. Aldrich (65)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (77)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (50)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (47)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Kenneth B. Robins (40)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Laura M. Doherty (40)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (45)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (51)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (36)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The fund designates 68% and 86% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS U.S. Opportunity Fund of Funds

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three years, the following table, which reflects information considered by the Board, shows, for the one-year period ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PAS U.S. Opportunity Fund of Funds

Total Return % for the One-Year Period Ended March 31, 2009 vs. DJ Wilshire 5000 Composite Index and Morningstar Large Cap Blend Median

Total Returns	1 YEAR
PAS U.S. Opportunity Fund of Funds (FUSOX)	-37.28%
Dow Jones Wilshire 5000 Composite*	-37.96%
Difference	0.68%

Morningstar Large Cap Blend Median**	-38.10%
Difference	0.82%

% of Morningstar Large Cap Blend Peers Beaten by FUSOX	62%
% of Morningstar Large Cap Blend Peers Beaten by DJ Wilshire 5000 Composite	53%

Morningstar Mid Cap Blend Median	-38.58%
Morningstar Small Cap Blend Median	-38.55%
* The Dow Jones 5000 Wilshire Composite IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Total Stock Market Index.

** Although the benchmark for the PAS U.S. Opportunity Fund is the Dow Jones U.S. Total Market IndexSM, the fund's investment strategies are similar to Large-Cap Blend funds. As such, Strategic has compared them to the peers within Morningstar's Large Cap Blend style category.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund out-performed 62% of its peers in the Morningstar Large Cap Blend Median for the one-year period. The Board considered that the investment performance of the fund was higher than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse other fund expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) through September 30, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until September 30, 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOU-ANN-0410
1.836922.103

Item 2. Code of Ethics

As of the end of the period, February 28, 2010, Fidelity Rutland Square Trust (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (the "Funds"), the Board of Trustees concluded that the services of a financial expert are not required. Some of the factors considered by the Board of Trustees in determining that an audit committee financial expert is not necessary are the following: (i) the Funds' structure as a fund of funds investing primarily in other mutual funds; (ii) Strategic Advisers' agreement to waive the Funds' management fee and reimburse all other normal operating expenses for the term approved by the Board of Trustees; (iii) the Audit Committee's expected access to the Funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; and (iv) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Funds:

Services Billed by PwC

February 28, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
PAS Core Income Fund of Funds	$26,000	$-	$1,400	$-
PAS Income Opportunities Fund of Funds	$26,000	$-	$1,400	$-
PAS International Fidelity Fund of Funds	$26,000	$-	$1,400	$-
PAS International Fund of Funds	$26,000	$-	$1,400	$-
PAS Small Cap Fund of Funds	$26,000	$-	$1,400	$-
PAS U.S. Opportunity Fidelity Fund of Funds	$26,000	$-	$2,400	$-
PAS U.S. Opportunity Fund of Funds	$26,000	$-	$1,400	$-

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
PAS Core Income Fund of Funds	$23,000	$-	$1,400	$-
PAS Income Opportunities Fund of Funds	$23,000	$-	$1,400	$-
PAS International Fidelity Fund of Funds	$23,000	$-	$1,400	$-
PAS International Fund of Funds	$23,000	$-	$1,400	$-
PAS Small Cap Fund of Funds	$23,000	$-	$1,400	$-
PAS U.S. Opportunity Fidelity Fund of Funds	$23,000	$-	$1,400	$-
PAS U.S. Opportunity Fund of Funds	$23,000	$-	$1,400	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2010A	February 28, 2009A
Audit-Related Fees	$2,250,000	$2,985,000
Tax Fees	$-	$2,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for assurance services provided to the Fund or Fund Service Provider that relate directly to the operations and financial reporting of the Fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2010 A	February 28, 2009 A
PwC	$2,860,000	$3,415,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 27, 2010